Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Taxation
Balance at beginning of the year	¥ (220,052)	¥ (275,633)
Provision	(47,367)	(50,258)
Current period reversal	42,892	105,839
Balance at end of the year	¥ (224,527)	¥ (220,052)